As filed with the Securities and Exchange Commission on September 25, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-08029

Granum Series Trust
(Exact name of registrant as specified in charter)

126 East 56th Street, New York, NY 10022
(Address of principal executive offices) (Zip code)

Jonas B. Siegel
126 East 56th Street, New York, NY 10022
(Name and address of agent for service)

(212) 407-3400
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2006

Date of reporting period: July 31, 2006

Item 1. Schedule of Investments.

GRANUM VALUE FUND
SCHEDULE OF INVESTMENTS
July 31, 2006 (Unaudited)

Shares	COMMON STOCKS - 97.2%**	Value

	Banks and Savings & Loans - 13.7%**
118,700	The Bank of New York Company, Inc.	$3,989,507
73,200	Dime Bancorp, Inc. Warrants* ( c )	8,784
134,100	North Fork Bancorporation, Inc.	3,799,053
140,585	Ocwen Financial Corporation. *	1,951,320
88,560	PFF Bancorp, Inc.	3,325,428
67,900	U.S. Bancorp	2,172,800
		15,246,892

	Broadcasting & Cable - 4.0%**
103,889	Liberty Global Inc - Series C *	2,200,369
14,569	Liberty Global, Inc. - Class A *	318,333
58,162	Liberty Media Holding Corporation - Interactive *	957,928
11,632	Liberty Media Holding Corporation - Capital *	949,287
		4,425,917

	Business Services - 6.1%**
190,900	The Reynolds & Reynolds Company - Class A	6,755,951

	Coal Mining - 2.2%**
89,800	Massey Energy Company	2,399,456

	Commercial Building - 7.1%**
158,200	Forest City Enterprises, Inc. - Class A	7,894,180

	Defense - 6.3%**
88,000	Alliant Techsystems, Inc. *	7,052,320

	Electronics, Instruments & Related Products - 3.1%**
96,873	American Technology Corporation *	208,277
53,400	Mettler-Toledo International, Inc. *	3,285,702
		3,493,979

	Entertainment & Leisure - 2.9%**
27,511	Harrah's Entertainment, Inc.	1,653,686
298,300	Hollywood Media Corp. *	1,041,067
56,056	Lakes Entertainment, Inc. *	494,414
		3,189,167

	Financial Services - 7.9%**
19,200	AMBAC Financial Group, Inc.	1,595,712
60,200	Fannie Mae	2,884,182
71,200	Radian Group, Inc.	4,380,936
		8,860,830

	Health Care - 6.4%**
72,700	Caremark Rx, Inc. *	3,838,560
99,000	Cyberonics, Inc. *	2,121,570
24,000	UnitedHealth Group, Inc.	1,147,920
		7,108,050

	Insurance - 7.2%**
73,500	Everest Re Group, Ltd.	6,953,835
34,500	Willis Group Holdings Limited	1,122,285
		8,076,120

	Pharmaceuticals - 3.9%**
102,600	Pfizer Inc.	2,666,574
51,000	Teva Pharmaceutical Industries, Ltd. ADR	1,687,080
		4,353,654

	Private Placements - 0.0%**
205,178	Intertainer, Inc. Series 1 Convertible Preferred
	(Acquired 2/12/99, 5/12/00, 7/15/03; Cost $7,233) (a)(b)*	7,233
215,444	Intertainer, Inc. Common Stock
	(Acquired 2/12/99, 5/12/00, 7/15/03; Cost $1,249,875) (a)(b)*	7,594
		14,827

	REITS - 6.7%**
154,900	Anthracite Capital, Inc.	1,900,623
116,700	Redwood Trust, Inc.	5,552,586
		7,453,209

	Residential Building - 6.9%**
270,000	Pulte Homes, Inc.	7,695,000

	Restaurants - 0.6%**
162,800	The Smith & Wollensky Restaurant Group, Inc. *	747,252

	Semiconductor Equipment - 0.4%**
33,200	Teradyne, Inc. *	436,248

	Software - 1.3%**
61,200	Microsoft Corp.	1,470,636

	Specialty Retail - 0.1%**
4,800	Foot Locker, Inc.	130,416

	Telecommunications - 1.8%**
152,300	Citizens Communications Company	1,954,009

	Tobacco Products - 5.7%**
79,100	Altria Group, Inc.	6,325,627

	Transportation Services - 3.0%**
83,700	YRC Worldwide, Inc. *	3,329,586

	TOTAL COMMON STOCKS (Cost $57,676,736)	$108,413,326

Principal
Amount		Value
	Variable Rate Demand Note# - 0.6%**
666,414	U.S. Bank, N.A., 12/31/2031, 5.1481%	$666,414

	TOTAL VARIABLE RATE DEMAND NOTE	$666,414
	(Cost $666,414)
	Total Investments (Cost $58,343,150) - 97.8%**	$109,079,740

	Other Assets in Excess of Liabilities - 2.2%**	2,489,980
	TOTAL NET ASSETS - 100.00% **	$111,569,720

		Market
Shares	Schedule of Securities Sold Short	Value

25,100	AMEX Financial Select Sector SPDR Fund	$1,472,115
32,100	Ishares Russell 2000 Trust	2,236,728
25,100	Oil Service HOLDRs Trust	3,659,329
25,800	Regional Bank HOLDRs Trust	3,928,050
49,300	Retail HOLDRs Trust	4,461,650
89,400	Semiconductor HOLDRs Trust	2,817,888
40,000	SPDR Trust Series 1	5,114,000
2,682	Vitesse Semiconductor Corp. *	2,521
	Total Securities Sold Short	$23,692,281
	(Proceeds $24,014,961)

*	Non-income producing security.
**	Calculated as a percentage of net assets.
#	Variable rate demand note is considered a short-term obligation and is payable on demand. The interest rate changes periodically on specified dates.
The rate listed is as of July 31, 2006.
(a)	Restricted Security.
(b)	Board Valued Security.
(c)	Represents one Litigation Tracking Warrant (LTW). Each LTW represents the right to purchase a specified amount of Dime Bancorp, Inc. common stock at an exercise price of $0.01 per share.
ADR	American Depository Receipt

The cost basis of investments for federal income tax purposes at July 31, 2006 was as follows[1]:

Granum Value Fund

Cost of investments	$58,343,150

Gross unrealized appreciation	52,942,520
Gross unrealized depreciation	(1,883,250)
Net unrealized appreciation	$51,059,270

[1]Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Granum Series Trust

By (Signature and Title)  /s Lewis M. Eisenberg
Lewis M. Eisenberg, Co-Chairman

Date   9/19/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Lewis M. Eisenberg
Lewis M. Eisenberg, Co-Chairman

Date   9/19/2006

By (Signature and Title)*   /s/ Walter F. Harrison, III
Walter F. Harrison, III, Co-Chairman

Date   9/19/2006

By (Signature and Title)*   /s/ Jonas B. Siegel
Jonas B. Siegel, Treasurer

Date   9/19/2006